Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2013	10,392	(2,007)	(110)	8,275
2014	8,275	3,765	(878)	11,162
2015	11,162	4,041	(1,018)	14,185